Property and equipment, net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 55,967	$ 48,204
Accumulated depreciation	(40,435)	(30,919)
Total property and equipment, net	15,532	17,285	$ 22,462
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment	37,156	31,170
Accumulated depreciation	(28,812)	(21,205)
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	14,687	13,918
Accumulated depreciation	(10,565)	(9,064)
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	2,042	2,036
Accumulated depreciation	(289)	(241)
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	1,814	823
Accumulated depreciation	(769)	(409)
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 268	$ 257